Offerings - Offering: 1	Sep. 10, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	7.000% Notes due 2031
Amount Registered | shares	300,000,000
Proposed Maximum Offering Price per Unit	0.9995
Maximum Aggregate Offering Price	$ 299,850,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 41,409.29
Offering Note	This registration fee table shall be deemed to update the "Calculation of Registration Fee" in the Company's Registration Statement on Form N-2 (File No. 333-292920) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.